TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES (Details) - Schedule of key management personnel compensation [Line Items]
Remuneration	$ 10,651	$ 9,981	$ 8,395
Management fees	1,109	1,016	257
Non-monetary benefits	565	501	1,719
Short-term benefits	11,814	16,639	13,624
Termination benefits	1,157	513	4,539
Total	$ 25,296	$ 28,650	$ 28,534